Restricted Cash	12 Months Ended
Dec. 31, 2012
Restricted Cash [Abstract]
Restricted Cash
3. Restricted Cash

During the year ended December 31, 2012, the Company established a line of credit with JPMorgan Chase Bank, National Association related to the Company’s corporate credit cards, which required the Company to place a cash collateral guarantee of 105% of the monthly credit line of $100,000 in a certificate of deposit for twelve months as collateral.  Accordingly, the Company has reported $105,000 as restricted cash on the balance sheet as of December 31, 2012.